Cover	Nov. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2026
Entity File Number	000-49990
Entity Registrant Name	PCS Edventures!, Inc.
Entity Central Index Key	0001122020
Entity Tax Identification Number	82-0475383
Entity Incorporation, State or Country Code	ID
Entity Address, Address Line One	941 S. Industry Way
Entity Address, City or Town	Meridian
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83642
City Area Code	(208)
Local Phone Number	343-3110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false